Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities

Wholly owned subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“EPOW BJ” or “WFOE”)	June 3, 2019.	PRC	100%	Holding company of WFOE
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 12, 2021	PRC	75%	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October, 8, 2021	Hongkong	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai New Energy”)	November 8, 2021	PRC	100%	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Guizhou New Energy”)	November 8, 2021	PRC	39.35%	Manufacture of Lithium Battery Materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	51%	Manufacture of Lithium Battery Materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100%	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51%	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51%	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51%	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	51%	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”)	October 16, 2020	PRC	100%	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”)	April 19, 2021	PRC	60%	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	51%	Business Incubation Services provider
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd.( Yuantai Fengdeng)	March 4, 2022	PRC	51%	Crop Cultivation and Planting Services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	51%	Enterprise Information Technology Integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100%	Health Services

Schedule of balance sheets
	As of June 30, 2022	As of December 31, 2021

Cash and cash equivalents	$1,075,990	$3,870,916
Accounts receivable, net	1,632,540	6,861,672
Inventories	2,719,048	2,865,958
Due from related parties	71,440	52,268
Prepaid expenses and other current assets	2,582,893	3,002,698
Total current assets	8,081,911	16,653,512

Plants, property and equipment, net	3,080,878	3,351,321
Intangible assets, net	3,035,492	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Long term deferred assets	228,944	-
Deferred tax assets	-	852,037
Total non-current assets	11,538,736	13,404,549

Total assets	$19,620,647	$30,058,061

Accounts payable	$43,489	$34,486
Deferred revenue	181,011	179,407
Deferred government subsidy	2,980,004	-
Income taxes payable	581,428	1,076,518
Due to related parties	360,581	-
Operating lease liabilities, current	64,138	99,569
Accrued expenses and other current liabilities	376,610	313,685
Total current liabilities	4,587,261	1,703,665

Total liabilities	$4,587,261	$1,703,665

Schedule of income statement
	For the six months ended June 30,
	2022	2021

Total net revenue	$319,137	$5,441,958
Net (loss) income	$(5,555,784)	$66,185

Schedule of cash flow
	For the six months ended June 30,
	2022	2021

Net cash used in operating activities	$(1,719,971)	$(5,492,350)
Net cash used in investing activities	$(1,277,894)	$(1,341,282)
Net cash provided by financing activities	$-	$-